                               STI CLASSIC FUNDS
                      SUPPLEMENT DATED JANUARY 15, 1998 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1997

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

    Messrs. Looney, Goodrum, McNair, and Hall, Trustees of the STI Classic Funds (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany and Gooch and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-25 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney, Goodrum, and McNair.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS
            CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
                      SUPPLEMENT DATED JANUARY 15, 1998 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1997

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

    Messrs. Looney, Goodrum, McNair, and Hall, Trustees of the STI Classic Funds (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany and Gooch and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-12 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney, Goodrum, and McNair.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.